PRIVATE PLACEMENTS (Details Narrative) - Private Placement [Member] - Cayson Acquisition Corp [Member] - shares		12 Months Ended
	Sep. 23, 2024	Dec. 31, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	230,000	230,000	230,000
Sponsors [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	230,000